Derivative Financial Instruments	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Derivative Financial Instruments	Note 8 - Derivative Financial Instruments
(Amounts in thousands, except per share and per unit data)
The Group is exposed to volatility in market prices and basis differentials for natural gas, NGLs and oil, which impacts the predictability of its cash flows related to the sale of those commodities. The Group can also have exposure to volatility in interest rate markets, depending on the makeup of its debt structure, which impacts the predictability of its cash flows related to interest payments on the Group’s variable rate debt obligations. These risks are managed by the Group’s use of certain derivative financial instruments. As of June 30, 2024, the Group’s derivative financial instruments consisted of swaps, collars, basis swaps, stand-alone put and call options, and swaptions. A description of these instruments is as follows:

Swaps:	If the Group sells a swap, it receives a fixed price for the contract and pays a floating market price to the counterparty;
Collars:
Arrangements that contain a fixed floor price (purchased put option) and a fixed ceiling price (sold call option) based on an index price which, in aggregate, have no net costs. At the contract settlement date, (1) if the index price is higher than the ceiling price, the
Group pays the counterparty the difference between the index price and ceiling price, (2) if the index price is between the floor and ceiling prices, no payments are due from either party, and (3) if the index price is below the floor price, the Group will receive the difference between the floor price and the index price.
Certain collar arrangements may also include a sold put option with a strike price below the purchased put option. Referred to as a three-way collar, the structure works similar to the above description, except that when the index price settles below the sold put option, the Group pays the counterparty the difference between the index price and sold put option, effectively enhancing realized pricing by the difference between the price of the sold and purchased put option;

Basis swaps:
Arrangements that guarantee a price differential for commodities from a specified delivery point. If the Group sells a basis swap, it receives a payment from the counterparty if the price differential is greater than the stated terms of the contract and pays the counterparty if the price differential is less than the stated terms of the contract;

Put options:
The Group purchases and sells put options in exchange for a premium. If the Group purchases a put option, it receives from the counterparty the excess (if any) of the market price below the strike price of the put option at the time of settlement, but if the market price is above the put’s strike price, no payment is due from either party. If the Group sells a put option, the Group pays the counterparty the excess (if any) of the market price below the strike price of the put option at the time of settlement, but if the market price is above the put’s strike price, no payment is due from either party;

Call options:
The Group purchases and sells call options in exchange for a premium. If the Group purchases a call option, it receives from the counterparty the excess (if any) of the market price over the strike price of the call option at the time of settlement, but if the market price is below the call’s strike price, no payment is due from either party. If the Group sells a call option, it pays the counterparty the excess (if any) of the market price over the strike price of the call option at the time of settlement, but if the market price is below the call’s strike price, no payment is due from either party; and

Swaptions:
If the Group sells a swaption, the counterparty will receive the option to enter into a swap contract at a specified date and receives a fixed price for the contract and pays a floating market price to the counterparty.

The Group may elect to enter into offsetting transactions for the above instruments for the purpose of cancelling or terminating certain positions.
The following tables summarize the Group's calculated net fair value of derivative financial instruments as of the reporting date:

Natural Gas Contracts		Weighted Average Price per Mcfe(a)
	Volume		Sold	Purchased	Sold	Purchased	Basis	Fair Value at
	(MMBtu)	Swaps	Puts	Puts	Calls	Calls	Differential	June 30, 2024
For the remainder of 2024
Swaps	108,861	$3.42	$—	$—	$—	$—	$—	$51,068
Stand-alone calls, net(b)	—	—	—	—	—	—	—	(7,254)
Basis swaps	95,228	—	—	—	—	—	(0.68)	10,808
2025
Swaps	175,398	$3.15	$—	$—	$—	$—	$—	$(67,874)
Two-way collars	3,650	—	—	3.59	3.79	—	—	320
Stand-alone calls, net(b)	2,164	—	—	—	3.62	—	—	(16,680)
Basis swaps	105,478	—	—	—	—	—	(0.77)	(1,359)
2026
Swaps	139,307	$3.19	$—	$—	$—	$—	$—	$(89,444)
Two-way collars	3,650	—	—	—	5.13	3.08	—	(309)
Stand-alone calls, net(b)	12,477	—	—	—	3.59	—	—	(30,375)
Basis swaps	21,071	—	—	—	—	—	(0.53)	(1,056)

Natural Gas Contracts		Weighted Average Price per Mcfe(a)
	Volume		Sold	Purchased	Sold	Purchased	Basis	Fair Value at
	(MMBtu)	Swaps	Puts	Puts	Calls	Calls	Differential	June 30, 2024
2027
Swaps	122,503	$3.22	$—	$—	$—	$—	$—	$(74,898)
Two-way collars	6,409	—	—	3.52	5.87	—	—	910
Stand-alone calls, net(b)	10,950	—	—	—	3.59	—	—	(28,808)
Basis swaps	8,110	—	—	—	—	—	(0.39)	(404)
2028
Swaps	99,245	$2.85	$—	$—	$—	$—	$—	$(83,878)
Two-way collars	10,502	—	—	4.10	6.61	—	—	6,023
Stand-alone calls, net(b)	—	—	—	—	—	—	—	(1,527)
Purchased puts	7,978	—	—	3.08	—	—	—	2,925
Sold puts	7,978	—	3.08	—	—	—	—	(2,925)
Basis swaps	7,557	—	—	—	—	—	(0.39)	(461)
2029
Swaps	36,066	$2.36	$—	$—	$—	$—	$—	$(39,917)
Two-way collars	28,251	—	—	3.72	5.01	—	—	5,728
Purchased puts	30,066	—	—	2.80	—	—	—	9,732
Sold puts	30,066	—	1.85	—	—	—	—	(2,165)
Basis swaps	3,594	—	—	—	—	—	(0.39)	(343)
2030
Swaps	11,726	$2.89	$—	$—	$—	$—	$—	$(7,327)
Two-way collars	30,099	—	—	3.59	4.21	—	—	3,301
Purchased puts	14,492	—	—	2.81	—	—	—	5,146
Sold puts	14,492	—	1.85	—	—	—	—	(1,269)
2031
Swaps	5,909	$3.70	$—	$—	$—	$—	$—	$310
Two-way collars	38,595	—	—	3.59	4.19	—	—	3,817
2032
Swaps	2,824	$3.70	$—	$—	$—	$—	$—	$274
Two-way collars	9,190	—	—	3.59	4.19	—	—	(625)
Swaptions
10/1/2024-9/30/2028(c)	14,610	$2.79	$—	$—	$—	$—	$—	$(11,287)
1/1/2025-12/31/2029(d)	36,520	2.65	—	—	—	—	—	(33,024)
4/1/2026-3/31/2030(e)	82,171	2.46	—	—	—	—	—	(92,714)
4/1/2030-3/31/2032(f)	42,627	2.46	—	—	—	—	—	(43,602)
Total natural gas contracts	1,379,814							$(539,163)
(a)Rates have been converted from Btu to Mcfe using a Btu conversion factor of 1.03.
(b)Future cash settlements for deferred premiums.
(c)Option expires on September 6, 2024.
(d)Option expires on December 23, 2024.
(e)Option expires on March 23, 2026.
(f)Option expires on March 22, 2030.

NGLs Contracts		Weighted Average Price per Bbl
	Volume		Sold	Fair Value at
	(MBbls)	Swaps	Calls	June 30, 2024
For the Remainder of 2024
Swaps	1,809	$37.24	$—	$(4,634)
Stand-alone calls	460	—	31.29	(2,736)
2025
Swaps	3,347	$33.81	$—	$(10,860)
Stand-alone calls	913	—	30.07	(6,369)
2026
Swaps	3,050	$32.02	$—	$(6,615)
Stand-alone calls	913	—	27.83	(1,862)
2027
Swaps	1,916	$33.21	$—	$(3,820)
2028
Swaps	267	$28.91	$—	$(686)
Total NGLs contracts	12,675			$(37,582)

Oil Contracts		Weighted Average Price per Bbl
	Volume		Purchased	Sold	Fair Value at
	(MBbls)	Swaps	Puts	Calls	June 30, 2024
For the Remainder of 2024
Swaps	372	$64.52	$—	$—	$(5,370)
Two-way collars	156	—	70.00	91.20	66
Sold calls	92	—	—	70.00	(942)
2025
Swaps	739	$61.07	$—	$—	$(8,630)
Sold calls	110	—	—	70.50	(1,015)
2026
Swaps	600	$61.07	$—	$—	$(5,206)
Sold calls	110	—	—	67.50	(1,124)
2027
Swaps	550	$62.34	$—	$—	$(2,795)
Total oil contracts	2,729				$(25,016)

Interest	Principal Hedged		Fair Value at
		Fixed Rate	June 30, 2024
2024
SOFR interest rate swap	$5,520	4.15%	$325

Net fair value of derivative financial instruments as of June 30, 2024			$(601,436)
Netting the fair values of derivative assets and liabilities for financial reporting purposes is permitted if such assets and liabilities are with the same counterparty and a legal right of set-off exists, subject to a master netting arrangement. The Directors have elected to present derivative assets and liabilities net when these conditions are met. The following table outlines the Group’s net derivatives as of the reporting date as follows:

Derivative Financial Instruments	Consolidated Statement of Financial Position	June 30, 2024	December 31, 2023
Assets:
Non-current assets	Derivative financial instruments	$39,617	$24,401
Current assets	Derivative financial instruments	70,313	87,659
Total assets		$109,930	$112,060
Liabilities:
Non-current liabilities	Derivative financial instruments	$(611,576)	$(623,684)
Current liabilities	Derivative financial instruments	(99,790)	(45,836)
Total liabilities		$(711,366)	$(669,520)
Net assets (liabilities):
Net assets (liabilities) - non-current	Derivative financial instruments	$(571,959)	$(599,283)
Net assets (liabilities) - current	Derivative financial instruments	(29,477)	41,823
Total net assets (liabilities)		$(601,436)	$(557,460)
The Group presents the fair value of derivative contracts on a net basis in the consolidated statement of financial position. The following presents the impact of this presentation to the Group’s recognized assets and liabilities as of the periods indicated:

	As of June 30, 2024
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$128,365	$(88,748)	$39,617
Current assets	112,331	(42,018)	70,313
Total assets	$240,696	$(130,766)	$109,930
Non-current liabilities	$(700,325)	$88,749	$(611,576)
Current liabilities	(141,807)	42,017	(99,790)
Total liabilities	$(842,132)	$130,766	$(711,366)
Total net assets (liabilities)	$(601,436)	$—	$(601,436)

	As of December 31, 2023
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$103,008	$(78,607)	$24,401
Current assets	198,806	(111,147)	87,659
Total assets	$301,814	$(189,754)	$112,060
Non-current liabilities	$(678,053)	$54,369	$(623,684)
Current liabilities	(181,221)	135,385	(45,836)
Total liabilities	$(859,274)	$189,754	$(669,520)
Total net assets (liabilities)	$(557,460)	$—	$(557,460)
The Group recorded the following gain (loss) on derivative financial instruments in the Consolidated Statement of Comprehensive Income for the periods presented:

	Six Months Ended		Year Ended
	June 30, 2024	June 30, 2023	December 31, 2023
Net gain (loss) on commodity derivatives settlements(a)	$77,749	$54,525	$178,064
Net gain (loss) on interest rate swaps(a)	100	(2,824)	(2,722)
Gain (loss) on foreign currency hedges(a)	—	(521)	(521)
Total gain (loss) on settled derivative instruments	$77,849	$51,180	$174,821
Gain (loss) on fair value adjustments of unsettled financial instruments(b)	(80,117)	760,933	905,695
Total gain (loss) on derivative financial instruments	$(2,268)	$812,113	$1,080,516
(a)Represents the cash settlement of hedges that settled during the period.
(b)Represents the change in fair value of financial instruments net of removing the carrying value of hedges that settled during the period.
All derivatives are defined as Level 2 instruments as they are valued using inputs and outputs other than quoted prices that are observable for the assets and liabilities.
Commodity Derivative Contract Modifications & Extinguishments
From time to time, such as when acquiring producing assets, completing ABS financings or navigating changing price environments, the Group will opportunistically modify, offset, extinguish or add to certain existing hedge positions. Modifications include the volume of production subject to contracts, the swap or strike price of certain derivative contracts and similar elements of the derivative contract. The Group maintains distinct, long-
dated derivative contract portfolios for its ABS financings and Term Loan I. The Group also maintains a separate derivative contract portfolio related to its assets collateralized by the Credit Facility. The derivative contract portfolios for the Group’s ABS financings, Term Loan I and Credit Facility are reflected in the Group’s Statement of Financial Position.
2023 Modifications & Extinguishments
In February 2023, the Group sold puts in ABS III for approximately $9,045 and replaced them with swaps to maintain the appropriate level and composition of derivatives at both the legal entity and full-company level. The Group also monetized an additional $8,401 in net modifications, primarily comprised of swap terminations. As these modifications were made in the normal course of business for the six months ended June 30, 2023, they are presented as an operating activity in the Consolidated Statement of Cash Flows.
In August 2023, the Group monetized an additional $9,240 in purchased puts associated with its ABS hedge books and transitioned the monetized positions into long-dated swap agreements.
In November 2023, the Group adjusted portions of its commodity derivative portfolio across its legal entities to ensure that it maintained the appropriate level and composition at both the legal entity and full-Group level for the completion of the ABS VII financing arrangement. These portfolio adjustments included novations of certain contracts to the legal entities holding the ABS VII Notes. The Group paid $6,376 for these portfolio adjustments. As these modifications were associated with a borrowing transaction, these amounts are presented as a financing activity in the Consolidated Statement of Cash
Flows.
Refer to Note 12 for additional information regarding ABS VII.